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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: [X]; Amendment Number:    1
                                               ------------

This Amendment (Check only one): [X] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28- 13438
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cindy Michel
Title:   Vice President
Phone:   212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel                         New York, New York      August 29, 2011
-----------------------------------     --------------------     ---------------
            [Signature]                     [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

              13F File Number                    Name
          28-
              ------------------                 ---------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 11,426,847
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.     Form 13F File Number                Name
    ----    ----------------------              ------

     1       28- 13441                   Apollo Capital Management, L.P.
     2       28- 13439                   Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ -------------- --------- ---------- ---------------------- ----------- -------- --------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE     SHRS OR         PUT/ INVESTMENT   OTHER   --------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT  SH/PRN CALL DISCRETION* MANAGER  SOLE   SHARED   NONE
------------------------------ -------------- --------- ---------- ---------- ------ ---- ----------- -------- ---- ---------- ----
ACCURIDE CORP NEW              COM NEW        00439T206     17,218  1,239,621   SH          DEFINED       1      0   1,239,621   0
ACCURIDE CORP NEW              COM NEW        00439T206      7,320    526,962   SH          DEFINED       1      0     526,962   0
ACCURIDE CORP NEW              COM NEW        00439T206      6,767    487,202   SH          DEFINED       1      0     487,202   0
ACCURIDE CORP NEW              COM NEW        00439T206      5,169    372,122   SH          DEFINED       1      0     372,122   0
ACCURIDE CORP NEW              COM NEW        00439T206      2,418    174,104   SH          DEFINED       1      0     174,104   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305     68,989  1,362,618   SH          DEFINED       2      0   1,362,618   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305     46,857    925,488   SH          DEFINED       2      0     925,488   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305  1,585,516 31,315,736   SH          DEFINED       2      0  31,315,736   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305     70,192  1,386,366   SH          DEFINED       1      0   1,386,366   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305     25,107    495,896   SH          DEFINED       1      0     495,896   0
CHARTER COMMUNICATIONS INC D** CL A NEW       16117M305     10,376    204,929   SH          DEFINED       1      0     204,929   0
CORE MARK HOLDING CO INC       COM            218681104     16,511    499,562   SH          DEFINED       2      0     499,562   0
DANA HLDG CORP                 COM            235825205     18,342  1,054,745   SH          DEFINED       1      0   1,054,745   0
DANA HLDG CORP                 COM            235825205      7,798    448,391   SH          DEFINED       1      0     448,391   0
DANA HLDG CORP                 COM            235825205      7,209    414,559   SH          DEFINED       1      0     414,559   0
DANA HLDG CORP                 COM            235825205      5,506    316,638   SH          DEFINED       1      0     316,638   0
DANA HLDG CORP                 COM            235825205      2,577    148,193   SH          DEFINED       1      0     148,193   0
FELCOR LODGING TR INC          COM            31430F101     14,926  2,434,851   SH          DEFINED       1      0   2,434,851   0
FELCOR LODGING TR INC          COM            31430F101      6,345  1,035,100   SH          DEFINED       1      0   1,035,100   0
FELCOR LODGING TR INC          COM            31430F101      5,866    956,999   SH          DEFINED       1      0     956,999   0
FELCOR LODGING TR INC          COM            31430F101      4,481    730,948   SH          DEFINED       1      0     730,948   0
FELCOR LODGING TR INC          COM            31430F101      2,097    342,102   SH          DEFINED       1      0     342,102   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106     11,313  1,991,700   SH          DEFINED       1      0   1,991,700   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106      4,810    846,900   SH          DEFINED       1      0     846,900   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106      4,445    782,550   SH          DEFINED       1      0     782,550   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106      3,402    598,950   SH          DEFINED       1      0     598,950   0
FORTRESS INVESTMENT GROUP LL   CL A           34958B106      1,590    279,900   SH          DEFINED       1      0     279,900   0
HUGHES COMMUNICATIONS INC      COM            444398101    664,062 11,128,907   SH          DEFINED       2      0  11,128,907   0
KKR & CO L P DEL               COM UNITS      48248M102     15,472    942,863   SH          DEFINED       1      0     942,863   0
KKR & CO L P DEL               COM UNITS      48248M102      6,578    400,828   SH          DEFINED       1      0     400,828   0
KKR & CO L P DEL               COM UNITS      48248M102      6,081    370,585   SH          DEFINED       1      0     370,585   0
KKR & CO L P DEL               COM UNITS      48248M102      4,645    283,050   SH          DEFINED       1      0     283,050   0
KKR & CO L P DEL               COM UNITS      48248M102      2,174    132,474   SH          DEFINED       1      0     132,474   0
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100     22,186    560,960   SH          DEFINED       1      0     560,960   0
LYONDELLBASELL INDU-CL A       SHS - A -      N53745100    133,801  3,383,080   SH          DEFINED       1      0   3,383,080   0
LYONDELLBASELL INDU-CL A       SHS - A -      N53745100    122,684  3,102,004   SH          DEFINED       1      0   3,102,004   0
LYONDELLBASELL INDU-CL A       SHS - A -      N53745100  3,133,836 79,237,329   SH          DEFINED       2      0  79,237,329   0
LYONDELLBASELL INDU-CL A       SHS - A -      N53745100  3,109,223 78,614,992   SH          DEFINED       2      0  78,614,992   0
METALS USA HLDGS CORP          COM            59132A104    388,438 23,728,650   SH          DEFINED       2      0  23,728,650   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307     12,860    287,755   SH          DEFINED       1      0     287,755   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307      5,467    122,330   SH          DEFINED       1      0     122,330   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307      5,054    113,100   SH          DEFINED       1      0     113,100   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307      3,861     86,385   SH          DEFINED       1      0      86,385   0
MOTOROLA SOLUTIONS INC         COM NEW        620076307      1,807     40,430   SH          DEFINED       1      0      40,430   0
NORANDA ALUM HLDG CORP***      COM            65542W107    689,829 42,980,000   SH          DEFINED       2      0  42,980,000   0
PINNACLE AIRL CORP             COM            723443107      2,009    349,369   SH          DEFINED       1      0     349,369   0
PINNACLE AIRL CORP             COM            723443107      3,763    654,368   SH          DEFINED       1      0     654,368   0
PINNACLE AIRL CORP             COM            723443107      2,316    402,832   SH          DEFINED       1      0     402,832   0
PINNACLE AIRL CORP             COM            723443107        575    100,000   SH          DEFINED       1      0     100,000   0
PINNACLE AIRL CORP             COM            723443107        765    133,126   SH          DEFINED       1      0     133,126   0
PLAINS EXPL& PRODTN CO         COM            726505100     27,260    752,420   SH          DEFINED       1      0     752,420   0
PLAINS EXPL& PRODTN CO         COM            726505100     11,591    319,941   SH          DEFINED       1      0     319,941   0
PLAINS EXPL& PRODTN CO         COM            726505100     10,711    295,630   SH          DEFINED       1      0     295,630   0
PLAINS EXPL& PRODTN CO         COM            726505100      8,198    226,269   SH          DEFINED       1      0     226,269   0
PLAINS EXPL& PRODTN CO         COM            726505100      3,831    105,740   SH          DEFINED       1      0     105,740   0
QUALITY DISTR INC FLA          COM            74756M102     92,395  7,797,009   SH          DEFINED       2      0   7,797,009   0
SEMGROUP CORP                  CL A           81663A105     19,807    703,362   SH          DEFINED       1      0     703,362   0
SEMGROUP CORP                  CL A           81663A105      8,420    299,012   SH          DEFINED       1      0     299,012   0
SEMGROUP CORP                  CL A           81663A105      7,785    276,451   SH          DEFINED       1      0     276,451   0
SEMGROUP CORP                  CL A           81663A105      5,946    211,151   SH          DEFINED       1      0     211,151   0
SEMGROUP CORP                  CL A           81663A105      2,783     98,825   SH          DEFINED       1      0      98,825   0
SIRIUS XM RADIO INC            COM            82967N108     46,771 28,345,857   SH          DEFINED       2      0  28,345,857   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103    292,891  2,209,000   SH   PUT    DEFINED       1      0   2,209,000   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103    125,099    943,500   SH   PUT    DEFINED       1      0     943,500   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103    116,016    875,000   SH   PUT    DEFINED       1      0     875,000   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103     87,443    659,500   SH   PUT    DEFINED       1      0     659,500   0
SPDR S&P 500 ETF TR            TR UNIT        78462F103     41,501    313,000   SH   PUT    DEFINED       1      0     313,000   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106     19,947  3,092,600   SH          DEFINED       1      0   3,092,600   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106      8,520  1,320,900   SH          DEFINED       1      0   1,320,900   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106      7,901  1,225,001   SH          DEFINED       1      0   1,225,001   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106      5,955    923,298   SH          DEFINED       1      0     923,298   0
STRATEGIC HOTELS & RESORTS I   COM            86272T106      2,826    438,201   SH          DEFINED       1      0     438,201   0
VERSO PAPER CORP               COM            92531L108    172,617 32,264,941   SH          DEFINED       2      0  32,264,941   0